Summarized Financial Information of Citizens Holding Company - Summarized Statements of Cash Flows Financial Information of Citizens Holding Company (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Cash flows from operating activities
Net income		$ 6,736,654		$ 7,588,901		$ 7,449,759
Adjustments to reconcile net income to net cash provided by operating activities
Stock compensation expense		186,425		117,300		115,000
Increase in other assets		(756,689)		(786,043)		(784,425)
Cash flows from financing activities
Dividends paid to shareholders		(4,686,325)		(4,540,748)		(4,341,076)
Repurchase of company stock				(390,205)
Excess tax benefit from equity grants				1,001
Proceeds from stock option exercises				27,000
Net increase (decrease) in cash and due from banks		6,740,867		(7,458,040)		6,365,535
Citizens Holding Company [Member]
Cash flows from operating activities
Net income		6,736,654		7,588,901		7,449,759
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings of Bank	[1]	(2,845,152)		(2,191,684)		(3,241,870)
Stock compensation expense		186,425		117,300		115,000
Increase in other assets		(143,602)		(103,168)		(44,082)
Net cash provided by operating activities		3,934,325		5,411,349		4,278,807
Cash flows from financing activities
Dividends paid to shareholders		(4,686,325)		(4,540,748)		(4,341,076)
Repurchase of company stock				(390,205)
Excess tax benefit from equity grants				1,001
Proceeds from stock option exercises				27,000
Net cash used by financing activities		(4,686,325)		(4,902,951)		(4,341,076)
Net increase (decrease) in cash and due from banks		(752,000)		508,398		(62,269)
Cash, beginning of year		2,196,895	[2]	1,688,497		1,750,766
Cash, end of year		$ 1,444,895	[2]	$ 2,196,895	[2]	$ 1,688,497

[1]	Eliminates in consolidation.
[2]	Fully or partially eliminates in consolidation.